Note 19 - Revenue Recognition	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
NOTE
19
 – REVENUE RECOGNITION

The Corporation’s revenue from contracts with customers within the scope of ASC
606
is recognized in noninterest income.  The material groups of noninterest income are defined as follows:

Service charges on deposit accounts
:

Service charges on deposit accounts primarily consist of account analysis fees, monthly maintenance fees, overdraft fees, and other deposit account related fees.  Overdraft fees and certain service charges are fixed and the performance obligation is typically satisfied at the time of the related transaction.  The consideration for analysis fees and monthly maintenance fees are variable as the fee can be reduced if the customer meets certain qualifying metrics.  The Company’s performance obligations are satisfied at the time of the transaction or over the course of a month.

Interchange fee income:

The Company earns interchange fees from debit and credit cardholder transactions conducted through the MasterCard payment network.  Interchange fees from cardholder transactions represent a percentage of the underlying transaction value and are recognized concurrently with the transaction processing services provided to the cardholder.

Wealth management income
:
The Company earns wealth management and investment brokerage fees from its services with customers to manage assets for investment, to provide advisory services, and for account transactions.  Fees are based on the market value of the assets under management and are recognized monthly as the Company’s performance obligations are met.  Commissions on transactions are recognized on a trade-date basis as the performance obligation is satisfied at the point in time in which the trade is processed.  Other related services are based on a fixed fee schedule and the revenue is recognized when the services are rendered, which is when the Company has satisfied its performance obligation.
The following table presents the Company’s non-interest income for the years ended
December 31, 2019,
and
2018.
  Items outside the scope of ASC
606
are noted as such.

	Year ended December 31,
	2019	2018
Service charges on deposit accounts	$1,486	$1,610
Gain on sale of mortgage and government loans (1)	9,071	4,675
Net securities gains (losses) (1)	4	(6)
Change in fair value of mortgage servicing rights (1)	(258)	26
Increase in cash surrender value of life insurance (1)	390	395
Other
Credit and debit card interchange fees	1,443	1,388
Litigation settlement (1)	1,980	-
Wealth management	293	237
Net loan servicing fees (1)	327	375
Other non-interest income	312	728
Total non-interest income	$15,048	$9,428

(
1
)
Not
within the scope